4. Stockholders' Equity: Stock Purchase Warrants (Policies)	2 Months Ended
Jun. 30, 2018
Policies
Stock Purchase Warrants

Stock Purchase Warrants

As of June 30, 2018 there were warrants outstanding to acquire additional shares of stock that would have a dilutive effect on current shares outstanding, the warrants outstanding have been disclosed below:

Number of Warrants Outstanding	Exercise Price	Value
2,438,666	$0.30	$1,048,065
2,438,666	$0.50	$995,440
3,384,166	$1.00	$1,261,276
3,384,166	$2.00	$1,227,074

Stock purchased at $0.15 per share include the option to purchase warrants with an exercise price of $0.30, $0.50, $1.00 and $2.00. The warrants with an exercise price of $0.30, $0.50 and $1.00 are exercisable for one year from the initial investment for one share of the Company’s common stock and the warrants with an exercise price of $2.00 are exercisable for 2 years from the initial investment for one share of the Company’s common stock.

Stock purchased at $0.50 per share include the option to purchase warrants with an exercise price of $1.00 and $2.00. The warrants with an exercise price of $1.00 are exercisable for one year from the initial investment for two shares of the Company’s common stock and the warrants with an exercise price of $2.00 are exercisable for 2 years from the initial investment for two shares of the Company’s common stock.

4.   Stockholders’ Equity (continued)

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	1.0 to 2.0 years
Volatility:	265%*
Dividend yield:	0%**
Risk free interest rate:	2.33% to 2.52%***

* The volatility is based on the average volatility rate of three similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant

All warrants were granted during the year ended June 30, 2018 and there were no warrants forfeited or exercised during the period.